UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, February 11, 2010


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$29,584

List of Other Included Managers:    NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      225     2716 SH       SOLE                     1616              1100
Altria Group Inc               COM              02209S103      605    30834 SH       SOLE                    25334              5500
BP-Amoco                       COM              055622104      369     6358 SH       SOLE                     3258              3100
Bank Of America Corp           COM              060505104      170    11313 SH       SOLE                    10295              1018
Big Lots Inc                   COM              089302103     1103    38050 SH       SOLE                    33850              4200
Chevron Corporation            COM              166764100      243     3162 SH       SOLE                     2658               504
Citigroup Inc                  COM              172967101      351   105936 SH       SOLE                    85609             20327
Erie Indemnity Co              COM              29530P102     2306    59104 SH       SOLE                     6096             53008
Exxon Mobil Corp               COM              30231G102      928    13609 SH       SOLE                     6859              6750
General Electric Co            COM              369604103      210    13886 SH       SOLE                     7986              5900
H J Heinz Co                   COM              423074103      234     5478 SH       SOLE                     4378              1100
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Johnson & Johnson              COM              478160104      456     7080 SH       SOLE                     4680              2400
Kraft Foods Inc Cl A           COM              50075N104      252     9287 SH       SOLE                     7420              1867
L-3 Communications Holdings    COM              502424104      422     4850 SH       SOLE                     3850              1000
Lorillard Inc.                 COM              544147101      233     2900 SH       SOLE                     2200               700
McDonald's Corp.               COM              580135101      516     8259 SH       SOLE                     7070              1189
Norfolk Southern Corp.         COM              655844108      236     4500 SH       SOLE                     4200               300
Oneok Inc.                     COM              682680103      264     5925 SH       SOLE                     4425              1500
Philip Morris Int'l            COM              718172109     1127    23394 SH       SOLE                    19394              4000
Procter & Gamble Co            COM              742718109      363     5980 SH       SOLE                     5380               600
Southern Co                    COM              842587107      210     6300 SH       SOLE                     3800              2500
Union Pacific Corp.            COM              907818108      339     5300 SH       SOLE                                       5300
Verizon Communications         COM              92343V104      201     6064 SH       SOLE                     5764               300
Wal-Mart Stores Inc.           COM              931142103      358     6707 SH       SOLE                     5907               800
CGM Focus Fd                   MF               125325506     1264    42467 SH       SOLE                    41567               900
Dodge & Cox Stk Fd             MF               256219106     1228    12772 SH       SOLE                    12514               258
ProShares Ultrashort S&P500 In MF               74347R883      630    17975 SH       SOLE                    16975              1000
The Parnassus Fund             MF               701765109      481    13808 SH       SOLE                    13510               298
Vanguard Index 500             MF               922908108     1665    16215 SH       SOLE                    15305               911
Vanguard Morgan Growth         MF               921928107      315    20611 SH       SOLE                    13410              7201
Vanguard TTL Stock Mkt ETF     MF               922908769      384     6804 SH       SOLE                     4404              2400
iShares S&P 500 ETF            MF               464287200      715     6392 SH       SOLE                     5192              1200
CGM Realty Fund                MF               125325407      431    20638 SH       SOLE                    20369               270
Buffalo Science & Technology F MF               119530103     1315   103871 SH       SOLE                   101876              1995
Calamos Growth Fd              MF               128119302      279     6285 SH       SOLE                     6285
Janus MC Value Fd              MF               471023598     1635    82559 SH       SOLE                    81469              1090
Rainier Small/Mid Growth Fd    MF               750869208      214     8162 SH       SOLE                     8162
T Rowe MC Growth               MF               779556109      228     4810 SH       SOLE                     4810
iShares Russell MC Growth ETF  MF               464287481     1207    26614 SH       SOLE                    24358              2256
iShares Russell MC Value ETF   MF               464287473     1032    27929 SH       SOLE                    27038               891
Heartland Value Plus Fd        MF               422352500      312    13325 SH       SOLE                    12936               389
Royce Value Fund               MF               780905733      322    31763 SH       SOLE                    30033              1730
Scout SC Fd                    MF               81063U305      930    72903 SH       SOLE                    71951               952
iShares Russell 2000 Growth ET MF               464287648      228     3351 SH       SOLE                     3173               178
iShares Russell 2000 Value ETF MF               464287630      324     5578 SH       SOLE                     5412               166
Artio In'tl Equity Fd          MF               04315j407      263     9524 SH       SOLE                     9524
Scout Int'l Fd                 MF               81063U503     2464    84563 SH       SOLE                    82912              1651